Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Oct. 02, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the Allowance for Doubtful Accounts [Line Items]
Subsidiaries wrote-off		$ 346	$ 129	$ 147
Advertising expenses		1,466	1,459	$ 1,337
Uncertainties in income taxes		$ 144	$ 127
Diluted earnings per share		18,750	20,125	202,000
Stock-based compensation expenses related to employee stock options		$ 1,198	$ 380	$ 320
Severance pay expenses		978	1,037	728
Doubtful debts		539	802	$ 511
Accumulated deficit		(62,278)	$ (69,597)
Lease assets		2,500,000
Lease liabilities		5,000,000
Finance expenses
Customer Contracts [Member] | Minimum [Member]
Changes in the Allowance for Doubtful Accounts [Line Items]
Identifiable intangible assets		5 years
Customer Contracts [Member] | Maximum [Member]
Changes in the Allowance for Doubtful Accounts [Line Items]
Identifiable intangible assets		9 years
Backlog [Member]
Changes in the Allowance for Doubtful Accounts [Line Items]
Identifiable intangible assets		3 years
Noncompete Agreements [Member]
Changes in the Allowance for Doubtful Accounts [Line Items]
Identifiable intangible assets		3 years
Trade Names [Member]
Changes in the Allowance for Doubtful Accounts [Line Items]
Identifiable intangible assets		10 years
Pointers South Africa [Member]
Changes in the Allowance for Doubtful Accounts [Line Items]
Issued and outstanding share capital, percentage	12.00%
Stock issued during period, shares, issued for services	2,519,544